Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of restatement of balance sheet
Balance Sheet as of November 7, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Common stock subject to possible redemption	$112,525,160	$7,474,840	$120,000,000
Common stock	$432	$(75)	$357
Additional paid-in capital	$5,020,136	$(5,020,136)	$—
Accumulated deficit	$(20,567)	$(2,454,196)	$(2,475,196)
Total stockholders’ equity (deficit)	$5,000,001	$(7,474,840)	$(2,474,839)
Number of shares subject to redemption	11,252,516	747,484	12,000,000

Balance Sheet as of December 31, 2019 (audited)
Common stock subject to possible redemption	$123,705,148	$6,492,214	$130,197,362
Common stock	$402	$(65)	$337
Additional paid-in capital	$3,693,446	$(3,693,446)	$—
Accumulated deficit	$1,306,153	$(2,798,703)	$(1,492,550)
Total stockholders’ equity (deficit)	$5,000,001	$(6,492,214)	$(1,492,513)
Number of shares subject to redemption	12,353,237	648,315	13,001,552

Balance Sheet as of March 31, 2020 (unaudited)
Common stock subject to possible redemption	$124,081,469	$6,452,799	$130,534,268
Common stock	$402	$(65)	$337
Additional paid-in capital	$3,317,125	$(3,317,125)	$—
Accumulated deficit	$1,682,483	$(3,135,609)	$(1,453,126)
Total stockholders’ equity (deficit)	$5,000,010	$(6,452,799)	$(1,452,789)
Number of shares subject to redemption	12,358,836	642,716	13,001,552
Balance Sheet as of November 7, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Balance Sheet as of June 30, 2020 (unaudited)
Common stock subject to possible redemption	$123,982,509	$6,553,480	$130,535,989
Common stock	$403	$(66)	$337
Additional paid-in capital	$3,416,084	$(3,416,084)	$—
Accumulated deficit	$1,583,517	$(3,137,330)	$(1,553,813)
Total stockholders’ equity (deficit)	$5,000,004	$(6,553,480)	$(1,553,476)
Number of shares subject to redemption	12,358,836	642,716	13,001,552

Balance Sheet as of September 30, 2020 (unaudited)
Common stock subject to possible redemption	$123,698,687	$6,829,335	$130,528,022
Common stock	$405	$(68)	$337
Additional paid-in capital	$3,699,904	$(3,699,904)	$—
Accumulated deficit	$1,299,693	$(3,129,363)	$(1,829,670)
Total stockholders’ equity (deficit)	$5,000,002	$(6,829,335)	$(1,829,333)
Number of shares subject to redemption	12,321,300	680,252	13,001,552

Balance Sheet as of December 31, 2020 (audited)
Common stock subject to possible redemption	$121,831,059	$8,713,900	$130,544,959
Common stock	$424	$(87)	$337
Additional paid-in capital	$5,567,513	$(5,567,513)	$—
Accumulated deficit	$(567,927)	$(3,146,300)	$(3,714,227)
Total stockholders’ equity (deficit)	$5,000,010	$(8,713,900)	$(3,713,890)
Number of shares subject to redemption	12,133,696	867,856	13,001,552

Balance Sheet as of March 31, 2021 (unaudited)
Common stock subject to possible redemption	$120,945,058	$9,371,001	$130,316,059
Common stock	$430	$(93)	$337
Additional paid-in capital	$6,453,508	$(6,453,508)	$—
Accumulated deficit	$(1,453,933)	$(2,917,400)	$(4,371,333)
Total stockholders’ equity (deficit)	$5,000,005	$(9,371,001)	$(4,370,996)
Number of shares subject to redemption	12,066,613	934,939	13,001,552

Balance Sheet as of June 30, 2021 (unaudited)
Common stock subject to possible redemption	$120,514,260	$9,710,295	$130,224,555
Common stock	$435	$(98)	$337
Additional paid-in capital	$6,884,301	$(6,884,301)	$—
Accumulated deficit	$(1,884,733)	$(2,825,896)	$(4,710,629)
Total stockholders’ equity (deficit)	$5,000,003	$(9,710,295)	$(4,710,292)
Number of shares subject to redemption	12,032,081	969,471	13,001,552

	As Previously Reported in Form 10-K	Adjustments	As Restated in Form 10-K Amendment 1
Balance sheet as of November 7, 2019 (audited)
Warrant Liability	$—	$3,037,500	$3,037,500
Common Stock Subject to Possible Redemption	115,562,660	(3,037,500)	112,525,160
Common Stock	401	31	432
Additional Paid-in Capital	5,000,221	19,915	5,020,136
Accumulated Deficit	(621)	(19,946)	(20,567)

Balance sheet as of December 31, 2019 (audited)
Warrant Liability	$—	$1,975,155	$1,975,155
Common Stock Subject to Possible Redemption	125,680,303	(1,975,155)	123,705,148
Common Stock	382	20	402
Additional Paid-in Capital	4,898,117	(1,204,671)	3,693,446
Retained Earnings	101,502	1,204,651	1,306,153

Balance sheet as of March 31, 2020
Warrant Liability	$—	$1,975,155	$1,975,155
Common Stock Subject to Possible Redemption	126,056,624	(1,975,155)	124,081,469
Common Stock	382	20	402
Additional Paid-in Capital	4,521,796	(1,204,671)	3,317,125
Retained Earnings	477,832	1,204,651	1,682,483

Balance sheet as of June 30, 2020
Warrant Liability	$—	$1,975,155	$1,975,155
Common Stock Subject to Possible Redemption	125,957,664	(1,975,155)	123,982,509
Common Stock	383	20	403
Additional Paid-in Capital	4,620,755	(1,204,671)	3,416,084
Retained Earnings	378,866	1,204,651	1,583,517

	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Balance Sheet as of November 7, 2019 (audited)
Common stock subject to possible redemption	$112,525,160	$7,474,840	$120,000,000
Common stock	$432	$(75)	$357
Additional paid-in capital	$5,020,136	$(5,020,136)	$—
Accumulated deficit	$(20,567)	$(2,454,629)	$(2,475,196)
Total stockholders’ equity (deficit)	$5,000,001	$(7,474,840)	$(2,474,839)
Number of shares subject to redemption	11,252,516	747,484	12,000,000

Balance Sheet as of December 31, 2019 (audited)
Common stock subject to possible redemption	$123,705,148	$6,492,214	$130,197,362
Common stock	$402	$(65)	$337
Additional paid-in capital	$3,693,446	$(3,693,446)	$—
Accumulated deficit	$1,306,153	$(2,798,703)	$(1,492,550)
Total stockholders’ equity (deficit)	$5,000,001	$(6,492,214)	$(1,492,513)
Number of shares subject to redemption	12,353,237	648,315	13,001,552

Balance Sheet as of March 31, 2020 (unaudited)
Common stock subject to possible redemption	$124,081,469	$6,452,799	$130,534,268
Common stock	$402	$(65)	$337
Additional paid-in capital	$3,317,125	$(3,317,125)	$—
Accumulated deficit	$1,682,483	$(3,135,609)	$(1,453,126)
Total stockholders’ equity (deficit)	$5,000,010	$(6,452,799)	$(1,452,789)
Number of shares subject to redemption	12,358,836	642,716	13,001,552

	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Balance Sheet as of June 30, 2020 (unaudited)
Common stock subject to possible redemption	$123,982,509	$6,553,480	$130,535,989
Common stock	$403	$(66)	$337
Additional paid-in capital	$3,416,084	$(3,416,084)	$—
Accumulated deficit	$1,583,517	$(3,137,330)	$(1,553,813)
Total stockholders’ equity (deficit)	$5,000,004	$(6,553,480)	$(1,553,476)
Number of shares subject to redemption	12,348,817	652,735	13,001,552

Balance Sheet as of September 30, 2020 (unaudited)
Common stock subject to possible redemption	$123,698,687	$6,829,335	$130,528,022
Common stock	$405	$(68)	$337
Additional paid-in capital	$3,699,904	$(3,699,904)	$—
Accumulated deficit	$1,299,693	$(3,129,363)	$(1,829,670)
Total stockholders’ equity (deficit)	$5,000,002	$(6,829,335)	$(1,829,333)
Number of shares subject to redemption	12,321,300	680,252	13,001,552

Balance Sheet as of December 31, 2020 (audited)
Common stock subject to possible redemption	$121,831,059	$8,713,900	$130,544,959
Common stock	$424	$(87)	$337
Additional paid-in capital	$5,567,513	$(5,567,513)	$—
Accumulated deficit	$(567,927)	$(3,146,300)	$(3,714,227)
Total stockholders’ equity (deficit)	$5,000,010	$(8,713,900)	$(3,713,890)
Number of shares subject to redemption	12,133,696	867,856	13,001,552

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the year ended ended December 31, 2019 (audited)
Sale of 13,001,552 Units, net of underwriting discount and offering expenses	$126,622,527	$(126,622,527)	$—
Initial value of common stock subject to redemption at IPO	$(123,705,148)	$123,705,148	$—
Accretion for common stock to redemption amount	$—	$(3,574,835)	$(3,574,835)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended March 31, 2020 (unaudited)
Change in value of common stock subject to redemption	$(376,321)	$376,321	$—
Accretion for common stock to redemption amount	$—	$(336,906)	$(336,906)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended June 30, 2020 (unaudited)
Change in value of common stock subject to redemption	$98,960	$(98,960)	$—
Accretion for common stock to redemption amount	$—	$(1,721)	$(1,721)

Schedule of restatement of changes in stockholders’ equity (Deficit)
Balance Sheet as of November 7, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of December 31, 2019 (audited)
Sale of 13,001,552 Units, net of underwriting discount and offering expenses	$126,622,527	$(126,622,527)	$—
Initial value of common stock subject to redemption at IPO	$(123,705,148)	$123,705,148	$—
Accretion for common stock to redemption amount	$—	$(3,574,835)	$(3,574,835)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of March 31, 2020 (unaudited)
Change in value of common stock subject to redemption	$(376,321)	$376,321	$—
Accretion for common stock to redemption amount	$—	$(336,906)	$(336,906)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of June 30, 2020 (unaudited)
Change in value of common stock subject to redemption	$98,960	$(98,960)	$—
Accretion for common stock to redemption amount	$—	$(1,721)	$(1,721)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of September 30, 2020 (unaudited)
Change in value of common stock subject to redemption	$283,822	$(283,822)	$—
Accretion for common stock to redemption amount	$—	$7,967	$7,967

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of December 31, 2020 (unaudited)
Change in value of common stock subject to redemption	$1,867,628	$(1,867,628)	$—
Accretion for common stock to redemption amount	$—	$(16,937)	$(16,937)

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of March 31, 2021 (unaudited)
Change in value of common stock subject to redemption	$886,001	$(886,001)	$—
Accretion for common stock to redemption amount	$—	$228,900	$228,900

Condensed Statement of Changes in Stockholders’ Equity (Deficit) as of June 30, 2021 (unaudited)
Change in value of common stock subject to redemption	$430,798	$(430,798)	$—
Accretion for common stock to redemption amount	$—	$91,504	$91,504

Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of common stock subject to possible redemption	$122,378,428	$7,637,092	$130,015,520

Schedule of restatement of operations
Statement of Operations for the period from June 20, 2019 (inception) to December 31, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Common Stock subject to possible redemption	12,128,362	(7,617,397)	4,510,965
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.01	$0.16	$0.17
Weighted average shares outstanding, Common Stock	3,394,029	(246,439)	3,147,590
Basic and diluted net loss per share, Common Stock	$0.33	$(0.16)	$0.17

Statement of Operations for the three months ended March 31, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,353,237	(648,315)	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.04	$(0.02)	$0.02
Weighted average shares outstanding, Common Stock	4,018,703	(648,315)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.04)	$0.06	$0.02

Statement of Operations for the six months ended June 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,356,037	645,515	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.04	$(0.02)	$0.02
Weighted average shares outstanding, Common Stock	4,015,904	(645,516)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.06)	$0.08	$0.02

Statement of Operations for the nine months ended September 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,353,612	647,940	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.05	$(0.05)	$—
Weighted average shares outstanding, Common Stock	4,018,328	(647,940)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.14)	$0.14	$—

Statement of Operations for the year ended December 31, 2020 (audited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,345,490	656,062	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.05	$(0.16)	$(0.11)
Weighted average shares outstanding, Common Stock	4,026,450	(656,026)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.60)	$0.49	$(0.11)

Statement of Operations for the period from June 20, 2019 (inception) to December 31, 2019 (audited)	As Previously Reported	Adjustment	As Restated
Statement of Operations for the three months ended March 31, 2021 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,133,696	867,856	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$(0.02)	$(0.03)	$(0.05)
Weighted average shares outstanding, Common Stock	4,238,244	(867,856)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.15)	$0.10	$(0.05)

Statement of Operations for the three months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,066,613	934,939	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$—	$(0.03)	$(0.03)
Weighted average shares outstanding, Common Stock	4,305,327	(934,939)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.10)	$0.07	$(0.03)

Statement of Operations for the six months ended June 30, 2021 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,099,969	(901,583)	13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$—	$(0.08)	$(0.08)
Weighted average shares outstanding, Common Stock	4,271,971	(901,583)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.31)	$0.23	$(0.08)

	As Previously Reported in Form 10-K	Adjustments	As Restated in Form 10-K Amendment 1
Balance sheet as of September 30, 2020
Warrant Liability	$—	$2,172,671	$2,172,671
Common Stock Subject to Possible Redemption	125,871,358	(2,172,671)	123,698,687
Common Stock	383	22	405
Additional Paid-in Capital	4,707,061	(1,007,157)	3,699,904
Retained Earnings	292,558	1,007,135	1,299,693

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$3,950,311	$3,950,311
Common Stock Subject to Possible Redemption	125,781,370	(3,950,311)	121,831,059
Common Stock	384	40	424
Additional Paid-in Capital	4,797,048	770,465	5,567,513
Retained Earnings (Accumulated Deficit)	202,578	(770,505)	(567,927)

Statement of Operations for the Period from June 20, 2019 (inception) Through December 31, 2019 (audited)
Change in fair value of warrant liability	$—	$1,224,597	$1,224,597
Transaction costs allocable to warrant liability	—	(19,946)	(19,946)
Net income	101,502	1,204,651	1,306,153
Weighted average shares outstanding, Common Stock subject to possible redemption	12,446,534	(318,172)	12,128,362
Basic and diluted net income per share, Common Stock subject to possible redemption	0.01	—	0.01
Weighted average shares outstanding, Common Stock	3,305,465	88,564	3,394,029
Basic and diluted net loss per share, Common Stock	0.03	0.30	0.33

Statement of Operations for the Three Months Ended March 31, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,550,477	(197,240)	12,353,237
Basic and diluted net income per share, Common Stock subject to possible redemption	0.04	—	0.04
Weighted average shares outstanding, Common Stock	3,821,463	197,240	4,018,703
Basic and diluted net loss per share, Common Stock	(0.04)	—	(0.04)

Statement of Operations for the Six Months Ended June 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,553,036	(196,999)	12,356,037
Basic and diluted net income per share, Common Stock subject to possible redemption	0.04	—	0.04
Weighted average shares outstanding, Common Stock	3,818,918	196,986	4,015,904
Basic and diluted net loss per share, Common Stock	(0.07)	0.01	(0.06)
	As Previously Reported in Form 10-K	Adjustments	As Restated in Form 10-K Amendment 1
Statement of Operations for the Nine Months Ended September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$(197,516)	$197,516
Net income (loss)	191,056	(197,516)	(6,460)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,550,512	(196,900)	12,353,612
Basic and diluted net income per share, Common Stock subject to possible redemption	0.05	—	0.05
Weighted average shares outstanding, Common Stock	3,821,429	196,899	4,018,328
Basic and diluted net loss per share, Common Stock	(0.10)	(0.04)	(0.14)

Statement of Operations for the Year Ended December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(1,975,156)	$(1,975,156)
Net income (loss)	101,076	(1,975,156)	(1,874,080)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,547,286	(201,796)	12,345,490
Basic and diluted net income per share, Common Stock subject to possible redemption	0.05	—	0.05
Weighted average shares outstanding, Common Stock	3,824,645	201,805	4,026,450
Basic and diluted net loss per share, Common Stock	(0.12)	(0.48)	(0.60)

Cash Flow Statement for the Year Ended December 31, 2019 (audited)
Net income	$101,502	$1,204,651	$1,306,153
Change in fair value of warrant liability	—	(1,224,597)	(1,224,597)
Transaction costs associated with Initial Public Offering	—	19,946	19,946
Initial classification of Common Stock subject to possible redemption	125,578,180	(3,199,752)	122,378,428
Change in value of Common Stock subject to possible redemption	102,123	1,224,597	1,326,720

Cash Flow Statement for the Nine Months Ended September 30, 2020 (unaudited)
Net income (loss)	$191,056	$(197,516)	$(6,460)
Change in fair value of warrant liability	—	197,516	197,516
Change in value of Common Stock subject to possible redemption	191,055	(197,516)	(6,461)

Cash Flow Statement for the Year Ended December 31, 2020 (audited)
Net income (loss)	$101,076	$(1,975,156)	$(1,874,080)
Change in fair value of warrant liability	—	1,975,156	1,975,156
Change in value of Common Stock subject to possible redemption	101,067	(1,975,156)	(1,874,089)
	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the three months ended September 30, 2020 (unaudited)
Change in value of common stock subject to redemption	$283,822	$(283,822)	$—
Accretion for common stock to redemption amount	$—	$7,967	$7,967

Condensed Statement of Changes in Stockholders’ Equity (Deficit) for the year ended December 31, 2020 (unaudited)
Change in value of common stock subject to redemption	$1,867,628	$(1,867,628)	$—
Accretion for common stock to redemption amount	$—	$(347,597)	$(347,597)

Statement of Cash Flows for the Period from June 20, 2019 (inception) to December 31, 2019 (audited)
Initial classification of Class A common stock subject to possible redemption	$122,378,428	$7,637,092	$130,015,520
Change in value of Class A common stock subject to possible redemption	$1,326,720	$(1,144,878)	$181,842

Statement of Cash Flows for the three months ended March 31, 2020 (unaudited)
Change in value of Class A common stock subject to possible redemption	$376,321	$(39,415)	$336,906

Statement of Cash Flows for the six months ended June 30, 2020 (unaudited)
Change in value of Class A common stock subject to possible redemption	$277,361	$61,266	$338,627

Statement of Cash Flows for the nine months ended September 30, 2020 (unaudited)
Change in value of Class A common stock subject to possible redemption	$(6,461)	$337,121	$330,660

Statement of Cash Flows for the period ended December 31, 2020 (audited)
Change in value of Class A common stock subject to possible redemption	$(1,874,089)	$2,221,686	$347,597
	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Statement of Operations for the period from June 20, 2019 (inception) to December 31, 2019 (audited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,128,362	$(7,617,397)	$4,510,965
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.01	$0.16	$0.17
Weighted average shares outstanding, Common Stock	3,394,029	(246,439)	3,147,590
Basic and diluted net income per share, Common Stock	$0.33	$(0.16)	$0.17

Statement of Operations for the three months ended March 31, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,353,237	$648,315	$13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.04	$(0.02)	$0.02
Weighted average shares outstanding, Common Stock	4,018,703	(648,315)	3,370,388
Basic and diluted net income (loss) per share, Common Stock	$(0.04)	$0.06	$0.02

Statement of Operations for the six months ended June 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,356,037	$645,515	$13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.04	$(0.02)	$0.02
Weighted average shares outstanding, Common Stock	4,015,904	(645,516)	3,370,388
Basic and diluted net income (loss) per share, Common Stock	$(0.06)	$0.08	$0.02

Statement of Operations for the nine months ended September 30, 2020 (unaudited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,353,612	$647,940	$13,001,552
Basic and diluted net income (loss) per share, Common Stock subject to possible redemption	$0.05	$(0.05)	$—
Weighted average shares outstanding, Common Stock	4,018,328	(647,940)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.14)	$0.14	$—

	As Previously Reported in Form 10-K Amendment 1	Adjustment	As Restated in Form 10-K Amendment 2
Statement of Operations for the year ended December 31, 2020 (audited)
Weighted average shares outstanding, Common Stock subject to possible redemption	12,345,490	$656,062	$13,001,552
Basic and diluted net income per share, Common Stock subject to possible redemption	$0.05	$(0.16)	$(0.11)
Weighted average shares outstanding, Common Stock	4,026,450	(656,026)	3,370,388
Basic and diluted net loss per share, Common Stock	$(0.60)	$0.49	$(0.11)